Combined Fair Value of Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Total Derivative Assets	$ 12,709	$ 18,980
Total Derivative Liabilities	(2,899)	(3,638)
Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	12,005	10,404
Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	704	8,576
Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(1,389)	(2,363)
Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(1,510)	(1,275)
Crude Oil - Collars | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	90	0
Crude Oil - Collars | Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	0	143
Crude Oil - Collars | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(307)	(2,363)
Natural Gas Liquids - Swaps | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	535	0
Natural Gas - Swaps | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	2,416	3,912
Natural Gas - Swaps | Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	239	1,377
Natural Gas - Swaps | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(785)	0
Natural Gas - Swaps | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(434)	0
Natural Gas - Swaption | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	354	1,047
Natural Gas - Three Way Collars | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	1,021	1,333
Natural Gas - Three Way Collars | Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	465	861
Natural Gas - Three Way Collars | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(35)	0
Natural Gas - Three Way Collars | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(35)	0
Natural Gas - Collars | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	4,211	4,112
Natural Gas - Collars | Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	0	5,690
Natural Gas - Collars | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(166)	(643)
Natural Gas - Puts | Short Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	3,378	0
Natural Gas - Puts | Long Term Derivative Assets | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	0	505
Natural Gas - Puts | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(366)	0
Crude Oil Swaps | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(217)	0
Crude Oil - Three Way Collars | Short Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(45)	0
Crude Oil - Three Way Collars | Long-Term Derivative Liabilities | Rex Energy Corporation (Note Issuer)
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	$ (509)	$ (632)